Document and Entity Information	3 Months Ended
	Mar. 31, 2014	Jul. 03, 2014
Document and Entity Information
Entity Registrant Name	RING ENERGY, INC.
Document Type	S-1
Document Period End Date	Mar. 31, 2014
Amendment Flag	false
Entity Central Index Key	0001384195
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		25,645,617
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	Q1